Condensed Consolidated Balance Sheets (Current Period Unaudited) (Parentheticals) - $ / shares	Sep. 30, 2024	Dec. 31, 2023
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized (in shares)	4,975,680	5,000,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	120,000,000	120,000,000
Common stock, shares issued (in shares)	2,340,429	333,145
Common stock, shares outstanding (in shares)	2,340,428	333,144
Treasury stock, shares (in shares)	1	1
Series C Preferred Stock [Member]
Temporary equity, par value (in dollars per share)	$ 0.001	$ 0.001
Temporary equity, shares authorized (in shares)	18,820	0
Temporary equity, shares issued (in shares)	15,719	0
Temporary equity, shares outstanding (in shares)	15,719	0
Preferred stock, par value (in dollars per share)	$ 1,000
Series B Preferred Stock [Member]
Temporary equity, par value (in dollars per share)	$ 0.001	$ 0.001
Temporary equity, shares authorized (in shares)	5,500	0
Temporary equity, shares issued (in shares)	0	0
Temporary equity, shares outstanding (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0